S000075959 [Member] Expense Example, No Redemption - Carillon Chartwell Real Income Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 56
Expense Example, No Redemption, 3 Years	183
Expense Example, No Redemption, 5 Years	321
Expense Example, No Redemption, 10 Years	723
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	249
Expense Example, No Redemption, 3 Years	462
Expense Example, No Redemption, 5 Years	797
Expense Example, No Redemption, 10 Years	1,746
Class R-6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	46
Expense Example, No Redemption, 3 Years	147
Expense Example, No Redemption, 5 Years	257
Expense Example, No Redemption, 10 Years	578
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	459
Expense Example, No Redemption, 3 Years	636
Expense Example, No Redemption, 5 Years	829
Expense Example, No Redemption, 10 Years	$ 1,385